                      SUPPLEMENT DATED AUGUST 2, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

All sections of the prospectus that discuss or refer to the Annuity Cross Funding Program are revised to include the following disclosure:

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.